Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity File Number	001-36625
Entity Registrant Name	CYBERARK SOFTWARE LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	9 Hapsagot St.
Entity Address, Address Line Two	Park Ofer B
Entity Address, Address Line Three	P.O. BOX 3143
Entity Address, City or Town	Petach-Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4951040
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	CYBR
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	38,043,516
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001598110
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Contact Personnel Name	Donna Rahav
Entity Registrant Name	CyberArk Software Ltd.
Entity Address, Address Line One	9 Hapsagot St.
Entity Address, Address Line Two	Park Ofer B
Entity Address, Address Line Three	P.O. BOX 3143
Entity Address, City or Town	Petach-Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4951040
City Area Code	+972 (3)
Local Phone Number	918-0000